UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-07510

                   ACM MUNICIPAL SECURITIES INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2006

                     Date of reporting period: July 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

ACM Municipal Securities Income Fund
Portfolio of Investments
July 31, 2006 (unaudited)

                                                       Principal
                                                        Amount
                                                         (000)     U.S. $ Value
                                                       ---------   -------------
MUNICIPAL OBLIGATIONS - 173.4%
Long-Term Municipal Bonds - 169.4%
Alabama - 5.9%
Jefferson Cnty Ltd Oblig Sch Warrants
      Ser 04A
      5.25%, 1/01/18 - 1/01/23                           $1,825    $  1,913,202
Jefferson Cnty Swr Rev
   (Capital Improvement Warrants)
      FGIC Ser 02
      5.00%, 2/01/41                                      1,535       1,626,164
Jefferson Cnty Wtr & Swr Rev
      FGIC Ser 02B
      5.00%, 2/01/41                                      2,465       2,618,175
Montgomery Spl Care Facs Fin Auth Rev
   (Baptist Health)
      Ser 04C
      5.25%, 11/15/29                                     1,000       1,088,070
                                                                   ------------
                                                                      7,245,611
                                                                   ------------
Alaska - 8.5%
Alaska Intl Arpt Rev
      MBIA Ser 03B
      5.00%, 10/01/26                                     1,000       1,030,880
Alaska Muni Bond Bank Auth
      MBIA Ser 04G
      5.00%, 2/15/22                                      1,585       1,643,328
      MBIA Ser 03E
      5.25%, 12/01/26                                     3,000       3,163,830
Anchorage Waste Wtr Rev
      MBIA Ser 04
      5.125%, 5/01/29                                     2,300       2,391,425
Four Dam Pool Alaska
      Ser 04
      5.25%, 7/01/25                                      2,195       2,256,372
                                                                   ------------
                                                                     10,485,835
                                                                   ------------
Arizona - 2.3%
Arizona Cap Facs Fin Corp Student Hsg Rev
   (Arizona St Univ Proj)
      Ser 00
      6.25%, 9/01/32                                      1,550       1,594,175
Phoenix Civic Impt Corp Wastewtr Sys Rev
      MBIA Ser 04
      5.00%, 7/01/23                                      1,250       1,300,450
                                                                   ------------
                                                                      2,894,625
                                                                   ------------
California - 14.4%
Burbank Redev Agy
      FGIC Ser 03
      5.625%, 12/01/28                                    2,700       2,956,392
California Dept of Wtr
      Ser 02A
      5.375%, 5/01/22                                     2,000       2,184,760
California GO
      5.00%, 2/01/32                                      2,450       2,494,835
      Ser 04
      5.00%, 2/01/33                                      1,100       1,119,470
Golden St Tobacco Settlement Bonds
      RADIAN Ser 03
      5.50%, 6/01/43                                      2,250       2,466,675
      XLCA Ser 03B
      5.50%, 6/01/33                                      3,000       3,288,900
Pomona COP
      AMBAC Ser 03
      5.50%, 6/01/34                                      3,000       3,254,850
                                                                   ------------
                                                                     17,765,882
                                                                   ------------
Colorado - 3.8%
Colorado Hlth Facs Auth Rev
   (Parkview Med Ctr)
      Ser 04
      5.00%, 9/01/25                                        760         764,020
Colorado Toll Rev
   (Hwy E-470)
      Ser 00
      Zero Coupon, 9/01/35                               10,000       1,288,100
Northwest Met Dist No. 3 GO
      6.125%, 12/01/25                                      500         522,010
Park Creek Metro Dist Rev Ltd
   (Ref-Sr-Ltd Tax Ppty Tax)
      Ser 05
      5.25%, 12/01/25                                     1,160       1,181,866
Todd Creek Farms Metro Dist No 1
      6.125%, 12/01/22                                      580         582,436
Todd Creek Farms Metro Dist No 1 Wtr Rev
   (Ref & Impt)
      Ser 04
      6.125%, 12/01/19                                      400         408,512
                                                                   ------------
                                                                      4,746,944
                                                                   ------------
Florida - 17.8%
Florida Hsg Fin Corp Rev MFHR
   (Westlake Apts) AMT
      FSA Ser 02-D1
      5.40%, 3/01/42                                      8,780       8,918,900
Lee Cnty Hlth Facs Auth Rev
   (Shell Point)
      Ser 99A
      5.50%, 11/15/29                                     3,670       3,711,324
Miami Beach Hlth Facs Auth Hosp Rev
   (Mount Sinai Med Ctr)
      Ser 04
      6.75%, 11/15/24                                     2,000       2,221,200
Miami-Dade Cnty Spl Oblig
      MBIA Ser 04B
      5.00%, 4/01/24                                      4,000       4,154,440
Orange Cnty Hospital Rev
   (Orlando Regional)
      Ser 02
      5.75%, 12/01/32                                     1,400       1,545,558
UCF Assn Ctfs
      FGIC Ser 04A
      5.125%, 10/01/24                                    1,325       1,385,566
                                                                   ------------
                                                                     21,936,988
                                                                   ------------
Hawaii - 2.1%
Hawaii St Elec Rev AMT
      XLCA Ser 03B
      5.00%, 12/01/22                                     2,500       2,549,475
                                                                   ------------
Illinois - 10.9%
Chicago Arpt Rev
   (O'Hare Int'l Arpt)
      XLCA Ser 03B-1
      5.25%, 1/01/34                                      3,100       3,227,162
Chicago GO
      FSA Ser 04A
      5.00%, 1/01/25                                      2,165       2,233,869
Chicago Hsg Agy SFMR
   (Mortgage Rev) AMT
      GNMA/FNMA Ser 02B
      6.00%, 10/01/33                                       605         627,488
Chicago Park Dist GO
   (Ltd Tax)
      AMBAC Ser 04A
      5.00%, 1/01/25                                      2,585       2,671,882
Cook Cnty Sch Dist
      FSA Ser 04
      Zero Coupon, 12/01/20 (a)                           1,000         961,500
Illinois Fin Auth
   (Loyola Univ Chicago)
      XLCA Ser 04A
      5.00%, 7/01/24                                      1,495       1,537,219
Illinois Fin Auth Rev
   (Inst of Technology)
      Ser 06A
      5.00%, 4/01/31                                        365         367,759
Met Pier & Expo Auth
   (McCormick Place)
      MBIA Ser 02A
      5.25%, 6/15/42                                      1,750       1,820,402
                                                                   ------------
                                                                     13,447,281
                                                                   ------------
Indiana - 2.6%
Hendricks Cnty Bldg Facs GO
      Ser 04
      5.50%, 7/15/21                                      1,045       1,132,613
Indiana Bd Bk Rev
      FSA Ser 04B
      5.00%, 2/01/21                                      1,100       1,142,460
Indiana St Dev Fin Auth Rev
   (Exempt Facs Inland Steel)
      Ser 97
      5.75%, 10/01/11                                       865         881,314
                                                                   ------------
                                                                      3,156,387
                                                                   ------------
Louisiana - 0.9%
New Orleans GO
      MBIA
      5.25%, 12/01/20                                     1,000       1,050,330
                                                                   ------------
Massachusetts - 10.4%
Mass Hlth & Ed Fac Hosp Rev
   (New England Med Ctr)
      MBIA Ser 94
      7.09%, 7/01/18 (b)                                  5,000       5,058,700
Mass Hsg Fin Agy
   (Rental Rev)
      AMBAC Ser 95E
      6.00%, 7/01/41                                      1,740       1,837,023
Mass Hsg Fin Agy MFHR
   (Rental Rev) AMT
      MBIA Ser 00H
      6.65%, 7/01/41                                        540         574,576
Massachusetts GO
      Ser 02C
      5.25%, 11/01/30                                     1,690       1,812,356
Massachusetts GO Prerefunded
      Ser 02
      5.25%, 11/01/30                                     3,310       3,549,644
                                                                   ------------
                                                                     12,832,299
                                                                   ------------
Michigan - 5.3%
Kent Hosp Fin Auth Rev
   (Metropolitan Hospital Proj)
      Ser 05A
      5.75%, 7/01/25                                        310         327,679
Michigan Hosp Fin Auth
   (Trinity Health)
      Ser 00A
      6.00%, 12/01/27                                     3,000       3,243,960
Saginaw Hosp Fin Auth
   (Convenant Med Ctr)
      Ser 00F
      6.50%, 7/01/30                                      2,775       3,026,443
                                                                   ------------
                                                                      6,598,082
                                                                   ------------
Minnesota - 1.4%
Shakopee Health Care Facs
   (St Francis Regl Med Center)
      Ser 04
      5.10%, 9/01/25                                      1,200       1,224,624
St. Paul Hsg & Redev Auth Hosp Rev
   (Healtheast Proj)
      Ser 05
      6.00%, 11/15/25                                       500         538,135
                                                                   ------------
                                                                      1,762,759
                                                                   ------------
Mississippi - 4.2%
Adams Cnty Poll Ctl Rev
   (International Paper Co) AMT
      Ser 99
      6.25%, 9/01/23                                      1,000       1,057,970
Gulfport Hosp Fac Rev
   (Mem Hosp at Gulport Proj)
      Ser 01A
      5.75%, 7/01/31                                      4,000       4,090,600
                                                                   ------------
                                                                      5,148,570
                                                                   ------------
Nevada - 1.7%
Carson City Hosp Rev
   (Carson-Tahoe Hosp Proj)
      RADIAN Ser 03A
      5.00%, 9/01/23                                      2,100       2,123,625
                                                                   ------------
New Hampshire - 0.7%
New Hampshire Health & Ed Facs
   (Covenant Health)
      Ser 04
      5.375%, 7/01/24                                       820         852,341
                                                                   ------------
New Jersey - 7.5%
Morris Union Jointure Commn COP
      RADIAN Ser 04
      5.00%, 5/01/24                                      2,000       2,048,240
New Jersey St Edl Facs Auth Rev
      AMBAC Ser 02A
      5.25%, 9/01/21                                      6,800       7,212,964
                                                                   ------------
                                                                      9,261,204
                                                                   ------------
New Mexico - 4.9%
Dona Ana Cnty Tax Rev
      AMBAC Ser 03
      5.25%, 5/01/25                                        500         525,130
University Of New Mexico FHA
      FSA Ser 04
      5.00%, 1/01/24 - 7/01/24                            5,430       5,579,705
                                                                   ------------
                                                                      6,104,835
                                                                   ------------
New York - 4.3%
Erie Cnty IDA
   (City of Buffalo Proj) FHA
      FSA Ser 04
      5.75%, 5/01/23                                        950       1,055,706
Erie Cnty IDA Sch Fac Rev
   (Buffalo Sch Dist Proj) FHA
      FSA
      5.75%, 5/01/24                                        810         898,995
New York City GO
      Ser 04I
      5.00%, 8/01/21                                      3,300       3,412,002
                                                                   ------------
                                                                      5,366,703
                                                                   ------------
North Carolina - 3.9%
Charlotte NC Arpt Rev
      MBIA Ser 04A
      5.25%, 7/01/24                                      1,000       1,059,660
North Carolina Eastern Municipal Pwr Agy
   Pwr Sys Rev
      AMBAC Ser 05A
      5.25%, 1/01/20                                      3,500       3,735,445
                                                                   ------------
                                                                      4,795,105
                                                                   ------------
North Dakota - 1.6%
North Dakota Hsg Fin Agy SFMR
   (Mortgage Rev) AMT
      Ser 98E
      5.25%, 1/01/30                                      1,925       1,947,215
                                                                   ------------
Ohio - 5.9%
Cuyahoga Cnty Hosp Facs Rev
   (University Hosp Hlth)
      Ser 00
      7.50%, 1/01/30                                      2,400       2,669,232
Fairfield Cnty Hosp Rev
   (Fairfield Med Ctr Proj)
      RADIAN Ser 03
      5.00%, 6/15/23                                      1,255       1,274,038
Ohio Hsg Fin Agy MFHR
   (Mortgage Rev) AMT
      GNMA Ser 97
      6.15%, 3/01/29                                      2,850       2,903,181
Port Auth of Columbiana Cnty SWR
   (Apex Environmental LLC) AMT
      Ser 04A
      7.125%, 8/01/25                                       500         499,455
                                                                   ------------
                                                                      7,345,906
                                                                   ------------
Oregon - 1.2%
Forest Grove Rev
   (Ref & Campus Impt Pacific Proj A)
      RADIAN Ser 05A
      5.00%, 5/01/28                                      1,420       1,448,116
                                                                   ------------
Pennsylvania - 4.4%
Pennsylvania Eco Dev Auth
   (30th St Station) AMT
      ACA Ser 02
      5.875%, 6/01/33                                     2,050       2,190,732
Philadelphia Gas Wks Rev
      ASSURED GTY Ser 04A-1
      5.25%, 9/01/19 - 8/01/21                            3,045       3,220,824
                                                                   ------------
                                                                      5,411,556
                                                                   ------------
Puerto Rico - 1.3%
Puerto Rico Comwlth GO
   (Pub Impt)
      Ser 03A
      5.25%, 7/01/23                                        500         515,155
      Ser 01A
      5.50%, 7/01/19                                        500         538,365
Puerto Rico Comwlth Govt Dev Bank
   (Sr Notes)
      Ser 06B
      5.00%, 12/01/15                                       500         519,230
                                                                   ------------
                                                                      1,572,750
                                                                   ------------
Rhode Island - 2.3%
Rhode Island Hlth & Ed Bldg Corp Rev
   (Times2 Academy)
      Ser 04
      5.00%, 12/15/24                                     1,745       1,756,761
Rhode Island Hlth & Edl Bldg Corp Rev
   (Univ of Rhode Island)
      AMBAC Ser 04A
      5.50%, 9/15/24                                      1,000       1,086,430
                                                                   ------------
                                                                      2,843,191
                                                                   ------------
South Carolina - 3.8%
Charleston Cnty Sch Dist
      5.25%, 12/01/30                                     2,000       2,088,300
Dorchester Cnty Sch Dist No 2
      ASSURED GTY
      5.00%, 12/01/29                                       800         820,728
Newberry Investing In Childrens Ed
      ASSURED GTY
      5.00%, 12/01/27                                     1,560       1,597,284
Newberry Investing In Childrens Ed
   (Newberry Cnty Sch Dist Proj)
      Ser 05
      5.00%, 12/01/30                                       165         164,758
                                                                   ------------
                                                                      4,671,070
                                                                   ------------
Tennessee - 8.4%
Johnson City Hlth & Ed Facs Hosp Rev
   (First Mtg-MTN Sts Hlth)
      Ser 06A
      5.50%, 7/01/31                                        640         666,771
Tenn Ed Loan Rev
   (Educational Funding of South) AMT
      Ser 97A
      6.20%, 12/01/21                                     9,600       9,769,728
                                                                   ------------
                                                                     10,436,499
                                                                   ------------
Texas - 19.6%
Dallas Arpt Rev
   (Fort Worth Intl Arpt) AMT
      MBIA Ser 03A
      5.25%, 11/01/25                                     2,000       2,067,980
Frisco Tx GO
      FGIC
      5.00%, 2/15/23                                      3,220       3,348,703
Garza Cnty Pub Fac Corp
      5.50%, 10/01/19                                       255         263,033
Harris Cnty
   (Flood Ctl)
      Ser 03B
      5.00%, 10/01/23                                     1,400       1,443,232
Harris Cnty Toll Road Rev
      FSA Ser 02
      5.125%, 8/15/32                                     5,000       5,166,100
Hidalgo Cnty Health Svcs
   (Mission Hosp Inc Proj)
      Ser 05
      5.00%, 8/15/14 - 8/15/19                              325         326,229
Lewisville Combination Contract
   (Spl Assmt Cap Impt Dist No 2)
      ACA Ser 05
      6.00%, 10/01/25                                       550         595,870
Lowe Co Riv Auth Tex Rev
      MBIA
      5.00%, 5/15/31                                      1,490       1,526,907
Lower Colorado Riv Auth
      AMBAC Ser 03
      5.25%, 5/15/25                                      1,800       1,883,394
Lower Colorado River Auth Tex Rev
      MBIA
      5.00%, 5/15/31                                         10          10,662
Matagorda Cnty Rev
   (Centerpoint Energy Houston Electric LLC)
      Ser 04
      5.60%, 3/01/27                                      1,000       1,033,250
Mc Allen Wtr & Swr Rev
      FSA
      5.25%, 2/01/21 - 2/01/22                            3,215       3,418,663
Richardson Hosp Auth Rev
   (Richardson Regional)
      FSA Ser 04
      5.875%, 12/01/24                                    1,155       1,208,349
      Ser 04
      6.00%, 12/01/19                                       915         980,340
Seguin Hgr Ed Rev
   (Texas Lutheran Univ Project)
      Ser 04
      5.25%, 9/01/28                                      1,000       1,007,150
                                                                   ------------
                                                                     24,279,862
                                                                   ------------
Utah - 2.1%
Davis Cnty Sales Tax Rev
      AMBAC Ser 03B
      5.25%, 10/01/23                                     1,005       1,058,647
Salt Lake City Wtr Rev
      AMBAC Ser 04
      5.00%, 7/01/23                                      1,500       1,554,450
                                                                   ------------
                                                                      2,613,097
                                                                   ------------
Washington - 1.2%
Seattle Hsg Auth Rev MFHR
   (Wisteria Ct Proj)
      GNMA Ser 03
      5.20%, 10/20/28                                     1,475       1,517,303
                                                                   ------------
Wisconsin - 4.1%
Wisconsin GO
      Ser 03
      5.00%, 11/01/26                                     3,700       3,799,678
Wisconsin Hlth & Ed Fac Auth Rev
   (Bell Tower Residence Proj)
      Ser 05
      5.00%, 7/01/20                                      1,300       1,324,284
                                                                   ------------
                                                                      5,123,962
                                                                   ------------
Total Long-Term Municipal Bonds                                     209,335,408
   (cost $203,927,909)                                             ------------
Short-Term Municipal Notes - 4.0%
Massachusetts - 1.2%
Massachusetts State GO
   (Central Artery)
      Ser 00A
      3.65%, 12/01/30(c)                                  1,500       1,500,000
                                                                   ------------
New York - 2.8%
New York City GO
      3.63%, 8/01/21(c)                                   3,000       3,000,000
New York City Municipal Water Finance
   Authority
      FGIC
      3.64%, 6/15/24(c)(d)                                  500         500,000
                                                                      3,500,000
                                                                   ------------
Total Short-Term Municipal Notes                                      5,000,000
   (cost $5,000,000)                                               ------------
Total Investments - 173.4%
   (cost $208,927,909)                                              214,335,408
Other assets less liabilities - (0.6)%                                 (722,771)
Preferred Stock at redemption value - (72.8)%                       (90,000,000)
                                                                   ------------
Net Assets Applicable to
   Common Shareholders - 100.0%(e)                                  123,612,637
                                                                   ------------

(a) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(b) Inverse Floater Security - Security with variable or floating interest rate that moves in the opposite direction of short-term interest rates.

(c)  Variable rate coupon, rate shown as of July 31, 2006.

(d) Position, or a portion thereof, has been segregated to collateralize when issued securities.

(e) Portfolio percentages are calculated based on net assets applicable to common shareholders

     Glossary:

     ACA         - American Capital Access Financial Guarantee Corporation
     AMBAC       - American Bond Assurance Corporation
     AMT         - Alternative Minimum Tax (subject to)
     ASSURED GTY - Assured Guaranty
     COP         - Certificate of Participation
     FGIC        - Financial Guarantee Insurance Company
     FHA         - Federal Housing Administration
     FNMA        - Federal National Mortgage Association
     FSA         - Financial Security Assurance Inc.
     GNMA        - Government National Mortgage Association
     GO          - General Obligation
     IDA         - Industrial Development Authority/Agency
     MBIA        - Municipal Bond Investors Assurance
     MFHR        - Multi-Family Housing Revenue
     RADIAN      - Radian Group, Inc.
     SFMR        - Single Family Mortgage Revenue
     SWR         - Solid Waste Revenue
     XLCA        - XL Capital Assurance Inc.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
3(a)(1)       Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

3(a)(2) Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant ACM Municipal Securities Income Fund, Inc.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: September 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: September 20, 2006


By: /s/ Joseph J. Mantineo
    ---------------------------------
    Joseph J. Mantineo
    Treasurer and Chief Financial Officer

Date: September 20, 2006